Defined benefit plans (Detail 10) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Total
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 38,100	$ 33,176
Swiss pension plan
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	$ 32,590	$ 28,219
Plan asset allocation %		100.00%	100.00%
Swiss pension plan | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 219	$ 159
Plan asset allocation %		1.00%	1.00%
Swiss pension plan | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 3,582	$ 3,050
Plan asset allocation %		11.00%	11.00%
Swiss pension plan | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 331	$ 160
Plan asset allocation %		1.00%	1.00%
Swiss pension plan | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 826	$ 701
Plan asset allocation %		3.00%	2.00%
Swiss pension plan | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 8,242	$ 7,743
Plan asset allocation %		25.00%	27.00%
Swiss pension plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 3,721	$ 3,238
Plan asset allocation %	[2]	11.00%	11.00%
Swiss pension plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 6,146	$ 5,880
Plan asset allocation %	[2]	19.00%	21.00%
Swiss pension plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 1,303	$ 999
Plan asset allocation %	[2]	4.00%	4.00%
Swiss pension plan | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 7,085	$ 5,560
Plan asset allocation %		22.00%	20.00%
Swiss pension plan | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 1,136	$ 729
Plan asset allocation %		3.00%	3.00%
Swiss pension plan | Quoted in an active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 22,525	$ 19,206
Swiss pension plan | Quoted in an active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		219	159
Swiss pension plan | Quoted in an active market | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
Swiss pension plan | Quoted in an active market | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
Swiss pension plan | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		826	701
Swiss pension plan | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		6,284	6,091
Swiss pension plan | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	3,721	3,238
Swiss pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	6,146	5,880
Swiss pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	1,303	999
Swiss pension plan | Quoted in an active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		3,363	1,604
Swiss pension plan | Quoted in an active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		663	535
Swiss pension plan | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		10,065	9,014
Swiss pension plan | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
Swiss pension plan | Other | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		3,582	3,050
Swiss pension plan | Other | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		331	160
Swiss pension plan | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
Swiss pension plan | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1,958	1,653
Swiss pension plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
Swiss pension plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
Swiss pension plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
Swiss pension plan | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		3,722	3,956
Swiss pension plan | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		473	194
UK pension plan
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 4,149	$ 3,658
Plan asset allocation %		100.00%	100.00%
UK pension plan | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 195	$ 141
Plan asset allocation %		5.00%	4.00%
UK pension plan | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 2,150	$ 1,810
Plan asset allocation %	[2]	52.00%	49.00%
UK pension plan | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 53	$ 0
Plan asset allocation %	[2]	1.00%	0.00%
UK pension plan | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 37	$ 33
Plan asset allocation %		1.00%	1.00%
UK pension plan | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 1,077	$ 916
Plan asset allocation %		26.00%	25.00%
UK pension plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 1,050	$ 727
Plan asset allocation %	[2]	25.00%	20.00%
UK pension plan | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 47	$ 22
Plan asset allocation %	[2]	1.00%	1.00%
UK pension plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 149	$ 310
Plan asset allocation %	[2]	4.00%	8.00%
UK pension plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 110	$ 108
Plan asset allocation %	[2]	3.00%	3.00%
UK pension plan | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 114	$ 122
Plan asset allocation %		3.00%	3.00%
UK pension plan | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 37	$ 19
Plan asset allocation %		1.00%	1.00%
UK pension plan | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ (86)	$ 0
Plan asset allocation %		(2.00%)	0.00%
UK pension plan | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 8	$ 7
Plan asset allocation %		0.00%	0.00%
UK pension plan | Derivative financial instruments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ (3)	$ 3
Plan asset allocation %		0.00%	0.00%
UK pension plan | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 6	$ 6
Plan asset allocation %		0.00%	0.00%
UK pension plan | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[3]	$ (794)	$ (565)
Plan asset allocation %	[3]	(19.00%)	(15.00%)
UK pension plan | Quoted in an active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 3,940	$ 3,483
UK pension plan | Quoted in an active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		195	141
UK pension plan | Quoted in an active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	2,150	1,810
UK pension plan | Quoted in an active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	53	0
UK pension plan | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		34	33
UK pension plan | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1,077	916
UK pension plan | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	919	610
UK pension plan | Quoted in an active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	47	22
UK pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	149	310
UK pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	110	108
UK pension plan | Quoted in an active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		98	103
UK pension plan | Quoted in an active market | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UK pension plan | Quoted in an active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		(86)	0
UK pension plan | Quoted in an active market | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UK pension plan | Quoted in an active market | Derivative financial instruments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		(3)	3
UK pension plan | Quoted in an active market | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UK pension plan | Quoted in an active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[3]	(803)	(572)
UK pension plan | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		209	175
UK pension plan | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UK pension plan | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UK pension plan | Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UK pension plan | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		3	0
UK pension plan | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UK pension plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	131	117
UK pension plan | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UK pension plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UK pension plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UK pension plan | Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		16	18
UK pension plan | Other | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		37	19
UK pension plan | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UK pension plan | Other | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		8	7
UK pension plan | Other | Derivative financial instruments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UK pension plan | Other | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		6	6
UK pension plan | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[3]	9	7
US and German pension plans
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1,360	1,299
US plans
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 1,360	$ 1,299
Plan asset allocation %		100.00%	100.00%
US plans | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 38	$ 27
Plan asset allocation %		3.00%	2.00%
US plans | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 490	$ 475
Plan asset allocation %	[2]	36.00%	37.00%
US plans | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 7	$ 2
Plan asset allocation %	[2]	0.00%	0.00%
US plans | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 99	$ 99
Plan asset allocation %	[2]	7.00%	8.00%
US plans | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 1	$ 3
Plan asset allocation %	[2]	0.00%	0.00%
US plans | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 210	$ 208
Plan asset allocation %		15.00%	16.00%
US plans | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 169	$ 161
Plan asset allocation %		12.00%	12.00%
US plans | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 195	$ 176
Plan asset allocation %	[2]	14.00%	14.00%
US plans | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 34	$ 28
Plan asset allocation %	[2]	2.00%	2.00%
US plans | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 19	$ 17
Plan asset allocation %	[2]	1.00%	1.00%
US plans | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 3	$ 3
Plan asset allocation %	[2]	0.00%	0.00%
US plans | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 14	$ 13
Plan asset allocation %		1.00%	1.00%
US plans | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 79	$ 69
Plan asset allocation %		6.00%	5.00%
US plans | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 1	$ 18
Plan asset allocation %		0.00%	1.00%
US plans | Quoted in an active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 1,345	$ 1,268
US plans | Quoted in an active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		38	27
US plans | Quoted in an active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	490	475
US plans | Quoted in an active market | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	7	2
US plans | Quoted in an active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	99	99
US plans | Quoted in an active market | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	1	3
US plans | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		210	208
US plans | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		169	161
US plans | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	195	176
US plans | Quoted in an active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	34	28
US plans | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	19	17
US plans | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	3	3
US plans | Quoted in an active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Quoted in an active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		79	69
US plans | Quoted in an active market | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		15	31
US plans | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		14	13
US plans | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Other | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1	18
UBS AG | Total
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		23,867	20,864
UBS AG | Swiss pension plan
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 18,358	$ 15,908	[4]
Plan asset allocation %		100.00%	100.00%
UBS AG | Swiss pension plan | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 123	$ 90
Plan asset allocation %		1.00%	1.00%
UBS AG | Swiss pension plan | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 2,018	$ 1,720
Plan asset allocation %		11.00%	11.00%
UBS AG | Swiss pension plan | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 186	$ 90
Plan asset allocation %		1.00%	1.00%
UBS AG | Swiss pension plan | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 465	$ 395
Plan asset allocation %		3.00%	2.00%
UBS AG | Swiss pension plan | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 4,642	$ 4,365
Plan asset allocation %		25.00%	27.00%
UBS AG | Swiss pension plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 2,096	$ 1,825
Plan asset allocation %	[2]	11.00%	11.00%
UBS AG | Swiss pension plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 3,462	$ 3,315
Plan asset allocation %	[2]	19.00%	21.00%
UBS AG | Swiss pension plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 734	$ 563
Plan asset allocation %	[2]	4.00%	4.00%
UBS AG | Swiss pension plan | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 3,991	$ 3,134
Plan asset allocation %		22.00%	20.00%
UBS AG | Swiss pension plan | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 640	$ 411
Plan asset allocation %		3.00%	3.00%
UBS AG | Swiss pension plan | Quoted in an active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 12,688	$ 10,827
UBS AG | Swiss pension plan | Quoted in an active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		123	90
UBS AG | Swiss pension plan | Quoted in an active market | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | Swiss pension plan | Quoted in an active market | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | Swiss pension plan | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		465	395
UBS AG | Swiss pension plan | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		3,540	3,433
UBS AG | Swiss pension plan | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	2,096	1,825
UBS AG | Swiss pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	3,462	3,315
UBS AG | Swiss pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	734	563
UBS AG | Swiss pension plan | Quoted in an active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1,894	904
UBS AG | Swiss pension plan | Quoted in an active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		373	301
UBS AG | Swiss pension plan | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		5,670	5,081
UBS AG | Swiss pension plan | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | Swiss pension plan | Other | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		2,018	1,720
UBS AG | Swiss pension plan | Other | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		186	90
UBS AG | Swiss pension plan | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | Swiss pension plan | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1,103	932
UBS AG | Swiss pension plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | Swiss pension plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | Swiss pension plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | Swiss pension plan | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		2,097	2,230
UBS AG | Swiss pension plan | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		266	109
UBS AG | UK pension plan
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 4,149	$ 3,658
Plan asset allocation %		100.00%	100.00%
UBS AG | UK pension plan | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 195	$ 141
Plan asset allocation %		5.00%	4.00%
UBS AG | UK pension plan | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 2,150	$ 1,810
Plan asset allocation %	[2]	52.00%	49.00%
UBS AG | UK pension plan | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 53	$ 0
Plan asset allocation %	[2]	1.00%	0.00%
UBS AG | UK pension plan | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 37	$ 33
Plan asset allocation %		1.00%	1.00%
UBS AG | UK pension plan | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 1,077	$ 916
Plan asset allocation %		26.00%	25.00%
UBS AG | UK pension plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 1,050	$ 727
Plan asset allocation %	[2]	25.00%	20.00%
UBS AG | UK pension plan | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 47	$ 22
Plan asset allocation %	[2]	1.00%	1.00%
UBS AG | UK pension plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 149	$ 310
Plan asset allocation %	[2]	4.00%	8.00%
UBS AG | UK pension plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 110	$ 108
Plan asset allocation %	[2]	3.00%	3.00%
UBS AG | UK pension plan | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 114	$ 122
Plan asset allocation %		3.00%	3.00%
UBS AG | UK pension plan | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 37	$ 1
Plan asset allocation %		1.00%	1.00%
UBS AG | UK pension plan | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ (86)	$ (2)
Plan asset allocation %		(2.00%)	0.00%
UBS AG | UK pension plan | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 8	$ 0
Plan asset allocation %		0.00%	0.00%
UBS AG | UK pension plan | Derivative financial instruments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ (3)	$ 3
Plan asset allocation %		0.00%	0.00%
UBS AG | UK pension plan | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 6	$ 6
Plan asset allocation %		0.00%	0.00%
UBS AG | UK pension plan | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[3]	$ (794)	$ (565)
Plan asset allocation %	[3]	(19.00%)	(15.00%)
UBS AG | UK pension plan | Quoted in an active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 3,940	$ 3,483
UBS AG | UK pension plan | Quoted in an active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		195	141
UBS AG | UK pension plan | Quoted in an active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	2,150	1,810
UBS AG | UK pension plan | Quoted in an active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	53	0
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		34	33
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1,077	916
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	919	610
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	47	22
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	149	310
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	110	108
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		98	103
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		(86)	0
UBS AG | UK pension plan | Quoted in an active market | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | UK pension plan | Quoted in an active market | Derivative financial instruments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		(3)	3
UBS AG | UK pension plan | Quoted in an active market | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | UK pension plan | Quoted in an active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[3]	(803)	(572)
UBS AG | UK pension plan | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		209	175
UBS AG | UK pension plan | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | UK pension plan | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | UK pension plan | Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | UK pension plan | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		3	0
UBS AG | UK pension plan | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | UK pension plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	131	117
UBS AG | UK pension plan | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | UK pension plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | UK pension plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | UK pension plan | Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		16	18
UBS AG | UK pension plan | Other | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		37	19
UBS AG | UK pension plan | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | UK pension plan | Other | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		8	7
UBS AG | UK pension plan | Other | Derivative financial instruments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | UK pension plan | Other | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		6	6
UBS AG | UK pension plan | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[3]	9	7
UBS AG | US and German pension plans
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1,360	1,299
UBS AG | US plans
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 1,360	$ 1,299
Plan asset allocation %		100.00%	100.00%
UBS AG | US plans | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 38	$ 27
Plan asset allocation %		3.00%	2.00%
UBS AG | US plans | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 490	$ 475
Plan asset allocation %	[2]	36.00%	37.00%
UBS AG | US plans | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 7	$ 2
Plan asset allocation %	[2]	0.00%	0.00%
UBS AG | US plans | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 99	$ 99
Plan asset allocation %	[2]	7.00%	8.00%
UBS AG | US plans | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 1	$ 3
Plan asset allocation %	[2]	0.00%	0.00%
UBS AG | US plans | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 210	$ 208
Plan asset allocation %		15.00%	16.00%
UBS AG | US plans | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 169	$ 161
Plan asset allocation %		12.00%	12.00%
UBS AG | US plans | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 195	$ 176
Plan asset allocation %	[2]	14.00%	14.00%
UBS AG | US plans | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 34	$ 28
Plan asset allocation %	[2]	2.00%	2.00%
UBS AG | US plans | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 19	$ 17
Plan asset allocation %	[2]	1.00%	1.00%
UBS AG | US plans | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 3	$ 3
Plan asset allocation %	[2]	0.00%	0.00%
UBS AG | US plans | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 14	$ 13
Plan asset allocation %		1.00%	1.00%
UBS AG | US plans | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 79	$ 69
Plan asset allocation %		6.00%	5.00%
UBS AG | US plans | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 1	$ 18
Plan asset allocation %		0.00%	1.00%
UBS AG | US plans | Quoted in an active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 1,345	$ 1,268
UBS AG | US plans | Quoted in an active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		38	27
UBS AG | US plans | Quoted in an active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	490	475
UBS AG | US plans | Quoted in an active market | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	7	2
UBS AG | US plans | Quoted in an active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	99	99
UBS AG | US plans | Quoted in an active market | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	1	3
UBS AG | US plans | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		210	208
UBS AG | US plans | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		169	161
UBS AG | US plans | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	195	176
UBS AG | US plans | Quoted in an active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	34	28
UBS AG | US plans | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	19	17
UBS AG | US plans | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	3	3
UBS AG | US plans | Quoted in an active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Quoted in an active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		79	69
UBS AG | US plans | Quoted in an active market | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		15	31
UBS AG | US plans | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		14	13
UBS AG | US plans | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Other | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 1	$ 18

[1]
Bank accounts at UBS encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e., those made through funds that the pension fund invests in.

[2]
The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification

[3]	Mainly relates to repurchase arrangements on UK treasury bonds.
[4]
Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS AG instruments and UBS Group AG shares and indirect investments, i.e., those made through funds that the pension fund invests in.